Other Payables	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
OTHER PAYABLES
9.	OTHER PAYABLES

Other payables consist of the following:

	December 31, 2023	December 31, 2022
Payables to non-trade vendors and service providers	$6,060	$5,531
Accrued salary	13	2
Others	1,419	5,548
	$7,492	$11,081